Centennial Government Trust
               Officers and Trustees
               James C. Swain, Chairman and Chief Executive Officer Bridget A. Macaskill, Trustee and President
               Robert G. Avis, Trustee
               William A. Baker, Trustee
               Charles Conrad, Jr., Trustee
               Jon S. Fossel, Trustee
               Sam Freedman, Trustee
               Raymond J. Kalinowski, Trustee
               C. Howard Kast, Trustee
               Robert M. Kirchner, Trustee
               Ned M. Steel, Trustee
               George C. Bowen, Trustee, Vice President, Treasurer and
                 Assistant Secretary
               Andrew J. Donohue, Vice President and Secretary
               Dorothy G. Warmack, Vice President
               Carol E. Wolf, Vice President
               Arthur J. Zimmer, Vice President
               Robert J. Bishop, Assistant Treasurer
               Scott T. Farrar, Assistant Treasurer
               Robert G. Zack, Assistant Secretary

               Investment Advisor and Distributor
               Centennial Asset Management Corporation

               Transfer and Shareholder Servicing Agent
               Shareholder Services, Inc.

               Custodian of Portfolio Securities
               Citibank, N.A.

               Independent Auditors
               Deloitte & Touche LLP

               Legal Counsel
               Myer, Swanson, Adams & Wolf, P.C.

               The financial statements included herein have been taken from the records of the Trust without examination of the independent auditors.

               This is a copy of a report to shareholders of Centennial Government Trust. This report must be preceded or accompanied by a Prospectus of Centennial Government Trust. For material information concerning the Trust, see the Prospectus.

               For shareholder servicing, call:
               1-800-525-9310 (in U.S.)
               303-671-3200 (outside U.S.)

               Or write:
               Shareholder Services, Inc.
               P.O. Box 5143
               Denver, CO 80217-5143

--------------------------------------------------------------------------------

               1997 Semiannual Report

               Centennial
               Government
               Trust

               December 31, 1997

--------------------------------------------------------------------------------

RS0170.001.1297 {LOGO} Printed on recycled paper

Dear Shareholder:

Compared to the volatility in world stock markets during the past few months, short-term interest rates have remained relatively calm. As is often the case, U.S. money market instruments became a safe haven in times of stress.

In addition to safety and liquidity, money market fund investors also enjoyed a modest increase in yields during the six-month period which ended December 31, 1997. One reason: the Federal Reserve Board raised short-term interest rates by
0.25 percentage points in late March of 1997. This new interest rate was in place for the period covered by this report. It's important to remember that an investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will maintain a stable $1.00 share price in the future.

For the six months ended December 31, 1997, Centennial Government Trust's compounded annualized yield was 4.86%. Without com pounding, the corresponding yield was 4.75%. The seven-day annualized yields with and without compounding on December 31, 1997 were 5.05% and 4.93%, respectively.(1)

Typically, long-term and short-term interest rates move in the same direction. During the past few months, long-term rates have fallen sharply. That's because investors worldwide increasingly invested in U.S. Treasury bonds of all maturities when they liquidated their Asia equity positions. Generally, when the demand for bonds rises, bond prices increase, and issuers can pay lower yields to attract the same number of investors.

However, while long-term interest rates have been falling, U.S. money market yields have actually been rising in recent weeks. The main reason is that Japan, the world's second largest issuer of short-term debt, continues to have financial difficulties. Japan's economic plight was worsened by the financial crisis in Southeast Asia, since Japan's banks are major lenders to those countries. Because investors perceive a lowered credit quality in the region, Japanese issuers have been required to pay higher interest rates to compensate for the additional risk. To compete, American issuers have been forced to also raise their short-term rates.

All things considered, the U.S. economy is the envy of the world. Inflation is virtually non-existent, long-term interest rates have fallen below 6%, the federal budget is nearly balanced, unemployment is under 5% and economic growth continues strong. True, Asia's devalued currencies and uncertain business environment will slow our economy somewhat, because our exports to the Far East will be curtailed. However, our economy was beginning to overheat in 1997 and had the events in Asia not taken place, the Federal Reserve Board might have intervened by raising short-term interest rates to slow down the economy.

----------
1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

As we have seen, world events can have a dramatic impact on interest rates as well as the investment markets. However, we don't try to predict the future course of interest rates and use those predictions to set our investment strategy. Instead, we "ladder" the portfolio with some securities maturing in a few days, some maturing in a month, some maturing in two months and so on. With a relatively broad maturity spectrum, the portfolio is widely diversified and able to take advantage of a variety of market conditions.

Money market yields are often compared with the rate of inflation to determine a "real" rate of return. The real rate of return equals the stated money market yield minus the rate of inflation. With inflation currently negligible, the real rate of return from money market funds continues to be quite high. At the same time, money market funds provide a strong combination of liquidity and safety of principal during times of volatility in other markets.

Thank you for your confidence in Centennial Government Trust. We look forward to helping you reach your investment goals in the future.


Sincerely,


/s/ James C. Swain

James C. Swain
Chairman
Centennial Government Trust


/s/ Bridget A. Macaskill

Bridget A. Macaskill
President
Centennial Government Trust
January 23, 1998

Statement of Investments December 31, 1997 (Unaudited)
Centennial Government Trust

                                                                             Face            Value
                                                                            Amount         See Note 1
                                                                         ------------    --------------
U.S. Government Obligations-87.4%
Federal Farm Credit Bank:
   5.468%, 10/1/98(1) ................................................   $ 10,000,000    $    9,994,482
   5.504%, 5/28/98(1) ................................................     10,000,000         9,999,223
   5.533%, 1/2/98(1) .................................................     20,750,000        20,749,952
   5.55%, 2/3/98(1) ..................................................     10,000,000         9,999,398
   5.583%, 9/1/98(1) .................................................     15,500,000        15,478,382
   5.65%, 2/2/98 .....................................................     10,000,000         9,996,646
Federal Home Loan Bank:
   5.38%, 1/7/98 .....................................................      9,260,000         9,251,697
   5.468%, 8/18/98(1) ................................................     10,000,000         9,995,674
   5.49%, 2/13/98 ....................................................     10,000,000         9,934,425
   5.60%, 1/21/98 ....................................................     25,000,000        24,922,222
   5.639%, 5/28/98(1) ................................................      5,000,000         5,000,000
   5.80%, 4/14/98(1) .................................................      5,000,000         4,998,960
   5.849%, 5/5/98(1) .................................................     12,000,000        11,999,178
   6.70%, 1/2/98 .....................................................     25,000,000        24,995,347
Federal Home Loan Mortgage Corp.:
   5.37%, 1/2/98 .....................................................     12,542,000        12,540,129
   5.42%, 1/6/98 .....................................................      7,000,000         6,994,731
   5.43%, 1/30/98 ....................................................     27,510,000        27,388,820
   5.44%, 1/15/98 ....................................................     10,000,000         9,978,844
   5.52%, 2/17/98 ....................................................     22,000,000        21,841,453
   5.53%, 2/23/98 ....................................................      5,000,000         4,959,293
   5.605%, 1/28/98 ...................................................     20,000,000        19,915,925
   5.62%, 1/16/98 ....................................................     10,000,000         9,976,583
   5.65%, 1/23/98 ....................................................     10,000,000         9,965,503
   5.66%, 2/13/98 ....................................................     10,000,000         9,932,394
   5.66%, 2/23/98 ....................................................      8,194,000         8,125,721
   5.70%, 1/14/98 ....................................................     25,000,000        24,948,542
   5.715%, 3/17/98 ...................................................     20,000,000        19,996,821
   5.72%, 1/15/98 ....................................................     30,000,000        29,933,111
Federal National Mortgage Assn.:
   5.373%, 1/24/98 ...................................................      5,000,000         4,982,836
   5.40%, 3/17/98 ....................................................      2,200,000         2,175,250
   5.40%, 3/23/98 ....................................................      2,000,000         1,975,700
   5.44%, 1/9/98 .....................................................      2,850,000         2,846,555
   5.46%, 1/21/98 ....................................................      8,000,000         7,975,667
   5.48%, 1/30/98 ....................................................     13,000,000        12,942,564
   5.48%, 2/10/98 ....................................................     10,000,000         9,939,111

Centennial Government Trust

                                                                             Face            Value
                                                                            Amount         See Note 1
                                                                         ------------    --------------
U.S. Government Obligations (Continued)
Federal National Mortgage Assn.: (Continued)
   5.48%, 2/25/98 ....................................................   $  7,000,000    $    6,941,394
   5.48%, 2/5/98 .....................................................     10,000,000         9,946,722
   5.48%, 3/20/98 ....................................................      5,000,000         4,940,633
   5.49%, 2/13/98 ....................................................     10,000,000         9,934,425
   5.50%, 2/18/98 ....................................................     20,000,000        19,851,333
   5.52%, 2/19/98 ....................................................     10,000,000         9,924,867
   5.52%, 3/24/98 ....................................................     10,000,000         9,874,267
   5.52%, 4/7/98 .....................................................      5,695,000         5,611,170
   5.528%, 2/13/98(1) ................................................     25,000,000        25,000,000
   5.53%, 2/20/98 ....................................................     10,000,000         9,923,194
   5.53%, 2/6/98 .....................................................     10,000,000         9,944,700
   5.54%, 1/21/98 ....................................................     25,500,000        25,421,283
   5.54%, 3/12/98 ....................................................      5,000,000         4,997,882
   5.56%, 5/22/98(1) .................................................     10,000,000         9,998,115
   5.58%, 3/27/98 ....................................................      5,000,000         4,934,125
   5.59%, 1/15/98(1) .................................................      5,000,000         4,999,906
   5.61%, 3/27/98 ....................................................     25,000,000        24,668,854
   5.62%, 1/14/98 ....................................................      8,000,000         7,983,764
   5.64%, 1/16/98 ....................................................     35,000,000        34,919,833
   5.65%, 2/11/98 ....................................................     10,000,000         9,935,653
   5.669%, 6/24/98(1) ................................................     10,000,000         9,997,625
   5.69%, 3/13/98 ....................................................     12,777,000        12,774,303
   5.71%, 1/21/98 ....................................................     10,000,000         9,968,278
   5.77%, 1/23/98 ....................................................     11,580,000        11,539,168
   6%, 4/17/98 .......................................................     10,350,000        10,358,380
   6.81%, 3/17/98 ....................................................      7,000,000         7,016,830
   7.93%, 1/20/98 ....................................................      5,000,000         5,005,561
Overseas Private Investment Corp.:
   5.936%, 1/2/98(1)(2) ..............................................      4,000,000         4,044,158
   5.961%, 1/2/98(1)(2) ..............................................      4,750,000         4,775,838
Student Loan Marketing Assn.:
   5.619%, 11/10/98(1) ...............................................     26,000,000        25,931,232
   5.634%, 2/5/98(1) .................................................     20,000,000        19,998,714
   5.729%, 8/20/98(1) ................................................      8,000,000         7,983,966
   5.82%, 1/23/98 ....................................................     10,000,000         9,999,910
   5.929%, 10/28/98(1) ...............................................     10,000,000         9,997,616

Centennial Government Trust

                                                                             Face            Value
                                                                            Amount         See Note 1
                                                                         ------------    --------------

U.S. Government Obligations (Continued)
Student Loan Marketing Assn.: (Continued)
   guaranteeing commercial paper of:
     Nebraska Higher Education Loan Program, 6.10%, 1/23/98 ..........   $ 59,884,000    $   59,661,812
     New Hampshire Higher Education Loan Corp., 5.75%, 1/29/98 .......      7,800,000         7,765,117
     New Hampshire Higher Education Loan Corp., 5.79%, 1/26/98 .......     10,000,000         9,959,792
     USA Group Secondary Market Services, Inc., 5.65%, 1/22/98 .......      8,300,000         8,272,645
     USA Group Secondary Market Services, Inc., 5.68%, 1/9/98 ........      3,731,000         3,726,291
     USA Group Secondary Market Services, Inc., 5.70%, 1/28/98 .......     10,138,000        10,094,660
     USA Group Secondary Market Services, Inc., 5.70%, 1/29/98 .......     24,000,000        23,893,600
     USA Group Secondary Market Services, Inc., 5.75%, 1/26/98 .......     18,629,000        18,554,739
Tennessee Valley Authority, 5.48%, 2/10/98 ...........................      9,500,000         9,442,156
                                                                                         --------------
Total U.S. Government Obligations (Cost $987,165,650) ................                      987,165,650
                                                                                         --------------

Repurchase Agreements-12.2%
Repurchase agreement with PaineWebber, Inc., 6.80%, dated
   12/31/97, to be repurchased at $137,752,020 on 1/2/98,
   collateralized by Government National Mortgage Assn.
   Participation Nts., 7.50%, 10/15/27, with a value of
   $64,295,466, and Federal Home Loan Mortgage Corp.
   Participation Nts., 7%, 8/1/27, with a value of
   $77,360,960 (Cost $137,700,000) ...................................    137,700,000       137,700,000
                                                                         ------------    --------------
Total Investments, at Value ..........................................           99.6%    1,124,865,650
Other Assets Net of Liabilities ......................................            0.4         4,388,266
                                                                         ------------    --------------
Net Assets ...........................................................          100.0%   $1,129,253,916
                                                                         ============    ==============

Short-term notes, bankers' acceptances, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1997. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

2. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $8,819,996, or 0.78% of the Trust's net assets. The Trust may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities December 31, 1997 (Unaudited)
Centennial Government Trust

ASSETS:
Investments, at value (including repurchase agreement of $137,700,000)
  -see accompanying statement .......................................................  $1,124,865,650
Cash ................................................................................         108,869
Receivables:
  Shares of beneficial interest sold ................................................      12,073,143
  Interest ..........................................................................       3,428,461
Other ...............................................................................          68,996
                                                                                       --------------
    Total assets ....................................................................   1,140,545,119
                                                                                       --------------

LIABILITIES:
Payables and other liabilities:
  Shares of beneficial interest redeemed ............................................      10,960,955
  Transfer and shareholder servicing agent fees .....................................         110,755
  Service plan fees .................................................................          90,158
  Trustees' fees ....................................................................           1,528
  Other .............................................................................         127,807
                                                                                       --------------
    Total liabilities ...............................................................      11,291,203
                                                                                       --------------
NET ASSETS ..........................................................................  $1,129,253,916
                                                                                       ==============

COMPOSITION OF NET ASSETS:
Paid-in capital .....................................................................  $1,129,966,356
Accumulated net realized loss on investment transactions ............................        (712,440)
                                                                                       --------------
NET ASSETS-applicable to 1,129,966,356 shares of beneficial interest outstanding ....  $1,129,253,916
                                                                                       ==============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE ......................           $1.00

See accompanying Notes to Financial Statements.

Statement of Operations For the Six Months Ended December 31, 1997 (Unaudited) Centennial Government Trust


INVESTMENT INCOME-Interest .....................................     $30,858,725
                                                                     -----------

EXPENSES:
Management fees-Note 3 .........................................       2,528,098
Service plan fees-Note 3 .......................................       1,102,739
Transfer and shareholder servicing agent fees-Note 3 ...........         373,451
Custodian fees and expenses ....................................         112,219
Shareholder reports ............................................          40,904
Legal and auditing fees ........................................          13,489
Trustees' fees and expenses ....................................          10,527
Registration and filing fees ...................................           2,563
Insurance expenses .............................................             812
Other ..........................................................             415
                                                                     -----------
  Total expenses ...............................................       4,185,217
                                                                     -----------
NET INVESTMENT INCOME ..........................................      26,673,508

NET REALIZED GAIN ON INVESTMENTS ...............................          29,819
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........     $26,703,327
                                                                     ===========

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
Centennial Government Trust

                                                               Six Months Ended
                                                               December 31, 1997     Year Ended
                                                                 (Unaudited)       June 30, 1997
                                                               -----------------  ----------------
OPERATIONS
Net investment income .......................................  $    26,673,508    $    47,945,569
Net realized gain (loss) ....................................           29,819             (5,032)
                                                               ---------------    ---------------
Net increase in net assets resulting from operations ........       26,703,327         47,940,537

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS .................      (26,673,508)       (47,945,569)

BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest
  transactions-Note 2 .......................................      101,788,182         84,955,146
                                                               ---------------    ---------------
NET ASSETS
Total increase ..............................................      101,818,001         84,950,114
Beginning of period .........................................    1,027,435,915        942,485,801
                                                               ---------------    ---------------
End of period ...............................................  $ 1,129,253,916    $ 1,027,435,915
                                                               ===============    ===============

See accompanying Notes to Financial Statements.

Financial Highlights
Centennial Government Trust

                                           Six Months Ended                 Year Ended June 30,
                                           December 31, 1997  ---------------------------------------------
                                              (Unaudited)      1997     1996      1995      1994      1993
                                              -----------     ------   ------    ------    ------    ------
PER SHARE OPERATING DATA:
Net asset value, beginning of period .........   $1.00        $1.00     $1.00     $1.00     $1.00     $1.00
Income from investment operations-
  net investment income and net
  realized gain ..............................     .02          .05       .05       .05       .03       .04
Dividends and distributions to shareholders ..    (.02)        (.05)     (.05)     (.05)     (.03)     (.04)
                                                ------       ------    ------    ------    ------    ------
Net asset value, end of period ...............   $1.00        $1.00     $1.00     $1.00     $1.00     $1.00
                                                ======       ======    ======    ======    ======    ======

TOTAL RETURN, AT NET ASSET VALUE(1) ..........    2.47%        4.75%     4.91%     4.93%     2.84%     2.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ......  $1,127       $1,027      $942      $893      $613      $637
Average net assets (in millions) .............  $1,098       $1,032      $962      $719      $665      $633
Ratios to average net assets:
Net investment income ........................    4.82%(2)     4.65%     4.83%     4.81%     2.79%     2.81%
Expenses .....................................    0.76%(2)     0.76%     0.77%     0.80%     0.79%     0.79%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

2. Annualized.

See accompanying Notes to Financial Statements.

Notes to Financial Statements (Unaudited)
Centennial Government Trust

      1. Significant Accounting Policies

      Centennial Government Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek a high level of current income consistent with preservation of capital and the maintenance of liquidity, through investment in a diversified portfolio of short-term debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

      Investment Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

      Repurchase Agreements. The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

      Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

      Distributions to Shareholders. The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

      Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Centennial Government Trust


      2. Shares of Beneficial Interest

      The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                            Six Months Ended December 31, 1997       Year Ended June 30, 1997
                           ------------------------------------  -------------------------------
                                 Shares            Amount           Shares            Amount
                            ----------------  ----------------   ----------------  -------------
Sold ......................   1,622,674,762   $ 1,622,674,762    2,931,272,745   $ 2,931,272,745
Dividends and distributions
  reinvested ..............      27,694,712        27,694,712       46,820,017        46,820,017
Redeemed ..................  (1,548,581,292)   (1,548,581,292)  (2,893,137,616)   (2,893,137,616)
                             --------------   ---------------   --------------   ---------------
Net increase ..............     101,788,182   $   101,788,182       84,955,146   $    84,955,146
                             ==============   ===============   ==============   ===============

      3. Management Fees and Other Transactions with Affiliates

      Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.40% on net assets in excess of $1 billion. The Manager has agreed to reimburse the Trust if aggregate expenses (with specified exceptions) exceed the lesser of 1.50% of the first $30 million of average annual net assets of the Trust, plus 1% of average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

      Under an approved plan of distribution, the Trust may expend up to 0.20% of its net assets annually to reimburse certain securities dealers and other financial institutions and organizations for costs incurred in distributing Trust shares. During the period ended December 31, 1997 the Trust paid $16,935 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.


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